Organisation and Principal Activities - Associates (Parenthetical) (Detail) - Jiangsu Shuangchuang Renewable Energy Development Corporation Limited [member]	1 Months Ended	6 Months Ended
	Feb. 01, 2019	Jun. 30, 2019
Disclosure of associates [line items]
Percentage of equity attributable to the Group		38.00%
CNOOC China Limited [member]
Disclosure of associates [line items]
Percentage of equity attributable to the Group	38.00%